Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Schedule of Initial Accounting Estimates	The following table summarizes the initial accounting estimates:
Allocation of Purchase Price (in thousands)
Tradenames	$6,100
Customer Relationships	2,800
Deposits	123
Inventory	500
Goodwill	9,713
Total purchase price	$19,236